Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 53,728.6	$ 708.2	₨ 102,792.1
Gross Unrealized Gains	187.8	2.5	240.0
Gross Unrealized Losses	716.9	9.5	3,411.9
Fair Value	53,199.5	$ 701.2	99,620.2
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	31,795.1		49,879.9
Gross Unrealized Gains	59.6		129.1
Gross Unrealized Losses	27.9		3.0
Fair Value	31,826.8		50,006.0
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	28,159.7		15,076.0
Gross Unrealized Gains	57.7		85.8
Gross Unrealized Losses	21.9		2.6
Fair Value	28,195.5		15,159.2
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	3,635.4		34,803.9
Gross Unrealized Gains	1.9		43.3
Gross Unrealized Losses	6.0		0.4
Fair Value	3,631.3		34,846.8
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	21,933.5		52,912.2
Gross Unrealized Gains	128.2		110.9
Gross Unrealized Losses	689.0		3,408.9
Fair Value	₨ 21,372.7		₨ 49,614.2